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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 -------------------------------
   Address:      3033 E. First Avenue, Suite 307, Denver, CO  80206
                 --------------------------------------------------

Form 13F File Number:    028-12689
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Ammann
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Robert T. Ammann           Denver, Colorado    November 11, 2008
   -------------------------------    ------------------   -----------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   49
                                        --------------------

Form 13F Information Table Value Total: $            120,969
                                        --------------------
                                            (thousands)

We omitted confidential information from this public form 13F report and filed it separately with the Securities and Exchange Commission requesting that the SEC grant our confidentiality request.

List of Other Included Managers: None.


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                                               FORM 13F INFORMATION TABLE

                                                          13F
                                                        9/30/08


       Column 1        Colomn 2   Column 3   Column4             Column 5            Column 6   Column 7            Column 8
---------------------- ---------  ---------  ---------  --------------------------- ----------- -------- ---------------------------
                                                                                                               Voting Authority
                        Title of                Value    Shares or                  Investment   Other
     Name of Issuer     Class     Cusip      (x 1,000)  PRN Amount  SH/PRN Put/Call Discretion  Managers     Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
ABAXIS                 COM        002567105      1,478      75,000  SH               Sole                   75,000
ACACIA RSRCH-TECHLGY   COM        003881307        910     301,418  SH               Sole                  301,418
AIR METHODS            COM        009128307        968      34,200  SH               Sole                   34,200
ALPHARMA               CL A       020813101      1,472      39,900  SH               Sole                   39,900
AMERIGON               COM        03070L300      2,020     307,000  SH               Sole                  307,000
ART TECHNOLOGY GROUP   COM        04289L107      5,582   1,585,676  SH               Sole                1,585,676
AMER SCIENCE & ENGNR   COM        029429107        968      16,209  SH               Sole                   16,209
ASPECT MED SYSTEMS     COM        045235108      2,110     404,949  SH               Sole                  404,949
AXT                    COM        00246W103      1,540     819,218  SH               Sole                  819,218
NATUS MEDICAL          COM        639050103        557      24,600  SH               Sole                   24,600
BALCHEM                COM        057665200      1,415      53,073  SH               Sole                   53,073
BEACON ROOFING SPPLY   COM        073685109      3,444     220,500  SH               Sole                  220,500
BALDOR ELECTRIC        COM        057741100        864      30,000  SH               Sole                   30,000
BIO-IMAGING TECH       COM        09056N103      1,472     190,617  SH               Sole                  190,617
COLFAX                 COM        194014106      1,201      71,900  SH               Sole                   71,900
COINSTAR               COM        19259P300      1,565      48,902  SH               Sole                   48,902
DYNAMEX                COM        26784F103      1,335      46,891  SH               Sole                   46,891
AMDOCS                 COM        G02602103      1,361      49,700  SH               Sole                   49,700
ENDO PHARMACEUTICALS   COM        29264F205      2,656     132,800  SH               Sole                  132,800
ENTROPIC COMMUNICATI   COM        29384R105        739     523,949  SH               Sole                  523,949
EXPONENT               COM        30214U102      5,489     165,887  SH               Sole                  165,887
GREATBATCH             COM        39153L106      1,227      50,000  SH               Sole                   50,000
GRAFTECH INT'L         COM        384313102      1,615     106,900  SH               Sole                  106,900
GSE SYSTEMS            COM        36227K106      1,766     252,325  SH               Sole                  252,325
HERITAGE-CRYSTAL CLE   COM        42726M106      2,090     153,134  SH               Sole                  153,134
HEALTH FITNESS CORP    COM        42217V102        371     250,700  SH               Sole                  250,700
MARINEMAX              COM        567908108        596      82,460  SH               Sole                   82,460
ICON PLC ADR           ADR        45103T107        957      25,014  SH               Sole                   25,014
INSPIRE PHARM          COM        457733103      1,824     510,863  SH               Sole                  510,863
ISHARES RUSSELL 2000   COM        464287655     28,417     417,900  SH               Sole                  417,900
KV PHARMACEUTICL 'A'   CL A       482740206      3,395     149,500  SH               Sole                  149,500
STEINWAY INSTRUMENTS   COM        858495104      2,121      74,896  SH               Sole                   74,896
MAGNETEK               COM        559424106        942     232,527  SH               Sole                  232,527
MIPS TECHNOLOGIES      COM        604567107      1,460     415,900  SH               Sole                  415,900
MATRIXX INITIATIVES    COM        57685L105      2,170     121,381  SH               Sole                  121,381
OPLINK COMMUNIC        COM        68375Q403      1,683     139,400  SH               Sole                  139,400
OSHKOSH                COM        688239201        819      62,200  SH               Sole                   62,200
PSYCHIATRIC SOLUTNS    COM        74439H108      1,871      49,300  SH               Sole                   49,300
QUANTUM                COM        747906204      2,012   1,916,581  SH               Sole                1,916,581
FREIGHTCAR AMERICA     COM        357023100      4,727     161,500  SH               Sole                  161,500
RUBICON TECHNOLOGY     COM        78112T107        634      87,808  SH               Sole                   87,808
RF MICRO DEVICES       COM        749941100      1,391     476,350  SH               Sole                  476,350
REAL GOODS SOLAR       CL A       75601N104        477     115,200  SH               Sole                  115,200
SKILLSOFT ADR          ADR        830928107      1,212     115,900  SH               Sole                  115,900
SUPERIOR ENERGY        COM        868157108      2,348      75,400  SH               Sole                   75,400
S&P DEPOSITARY RECPT   COM        78462F103     12,225     105,400  SH               Sole                  105,400
SURMODICS              COM        868873100      1,039      33,000  SH               Sole                   33,000
STRATASYS              COM        862685104      1,275      73,000  SH               Sole                   73,000
WEBSITE PROS           COM        94769V105      1,158     214,405  SH               Sole                  214,405


Confidential Information